CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues	¥ 5,570,080,604	$ 800,092,017	¥ 3,022,145,785	¥ 517,052,950
Cost of revenues	(1,598,220,452)	(229,570,004)	(497,592,461)	(75,996,476)
Cost of revenues-related parties	(42,411,604)	(6,092,046)	(6,020,268)	(484,019)
Gross profit	3,929,448,548	564,429,967	2,518,533,056	440,572,455
Operating expenses:
Research and development expenses	(926,231,578)	(133,044,842)	(270,107,740)	(15,096,815)
Research and development expenses-related parties				(220,189)
Sales and marketing expenses	(5,486,423,653)	(788,075,448)	(3,226,367,334)	(493,775,027)
Sales and marketing expenses-related parties	(3,284,223)	(471,749)	(23,670,772)	(950,185)
General and administrative expenses	(267,033,100)	(38,356,905)	(980,725,286)	(10,812,869)
General and administrative expenses-related parties				(15,133,767)
Total operating expenses	(6,682,972,554)	(959,948,944)	(4,500,871,132)	(535,988,852)
Other operating income	30,292,356	4,351,225	724,892
Loss from operations	(2,723,231,650)	(391,167,752)	(1,981,613,184)	(95,416,397)
Interest income	48,440,468	6,958,038	27,087,009	673,858
Interest expense	(26,878,316)	(3,860,829)
Foreign exchange related gains, net	1,868,497	268,393	4,133,996
Investment income	6,327,104	908,832	4,214,607	700,000
Other income/(expenses), net	9,048,926	1,299,797	(69,181)	(17,150)
Loss before income taxes	(2,684,424,971)	(385,593,521)	(1,946,246,753)	(94,759,689)
Income tax benefit/ (expense)	(4,842,876)	(695,636)	400,541
Net loss	(2,689,267,847)	(386,289,157)	(1,945,846,212)	(94,759,689)
Net loss attributable to non-controlling interests	587,142	84,338	3,274,525
Net loss attributable to Qutoutiao Inc.	(2,688,680,705)	(386,204,829)	(1,942,571,687)	(94,759,689)
Accretion to convertible redeemable preferred shares redemption value			(101,806,743)	(6,012,783)
Gains on repurchase of convertible redeemable preferred shares			18,332,152
Deemed dividend to preferred shareholders			(1,916,871)
Net loss attributable to Qutoutiao Inc.’s ordinary shareholders	(2,709,228,737)	(389,156,359)	(2,028,941,350)	(100,772,472)
Net loss	(2,689,267,847)	(386,289,157)	(1,945,846,212)	(94,759,689)
Other comprehensive income/ (loss)
Foreign currency translation adjustment, net of nil tax	(1,505,650)	(216,273)	(16,453,526)	24,651
Total comprehensive loss	(2,690,773,497)	(386,505,430)	(1,962,299,738)	(94,735,038)
Comprehensive loss attributable to non-controlling interests	587,142	84,338	3,274,525
Comprehensive loss attributable to Qutoutiao Inc.	¥ (2,690,186,355)	$ (386,421,092)	¥ (1,959,025,213)	¥ (94,735,038)
Net loss per share attributable to Qutoutiao Inc.'s ordinary shareholders
— Basic and diluted | (per share)	¥ (39.41)	$ (5.66)	¥ (52.69)	¥ (3.95)
Weighted average number of ordinary shares used in per share calculation:
— Basic and Diluted | shares	68,749,981	68,749,981	38,507,184	25,542,031
Subsidiary
Operating expenses:
Accretion to convertible redeemable preferred shares redemption value	¥ (20,548,032)	$ (2,951,540)	¥ (978,201)
Advertising and Marketing Revenue
Net revenues	4,942,104,752	709,888,930	2,796,810,549	¥ 512,882,481
Advertising And Marketing Revenue Related Parties
Net revenues	473,215,790	67,973,195	17,447,475
Other Revenue
Net revenues	¥ 154,760,062	$ 22,229,892	178,290,618	¥ 4,170,469
Other Revenue Related Parties
Net revenues			¥ 29,597,143